Financial Asset at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Available-for-sale investments		¥ 800
Shanghai Pudong Development Bank Co., Ltd. [member]
Disclosure of financial assets [Line Items]
Available-for-sale investments	¥ 96